Uncertain Tax Positions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Tax Disclosure [Abstract]
Uncertain tax positions, interest		$ 813	$ 637	$ 842
Unrecognized tax benefits that would favorably affect our effective tax rate if recognized	8,296	8,296	7,096
Total amount of interest accrued associated with the unrecognized tax benefits	1,895	1,895	1,647
Unrecognized tax benefits, decreases from settlements		329
Unrecognized tax positions, decreases from expiration	357	1,463
Decrease in unrecognized tax benefits	$ 2,552	$ 2,552